Shareholders Equity (Unaudited) (USD $)	Share Capital Number of Shares	Share Capital Amount $	Contributed Surplus $	Shareholder Option Reserve $	Deficit $	Total
Balance, December 31, 2010 at Dec. 30, 2010	87,467,288	874,673	63,362,764	320,395	(71,433,612)	(6,675,870)
Net Loss for the interim period	$ 0	$ 0	$ 0	$ 0	$ (173,234)	$ (173,234)
Balance, March 31, 2011	87,474,288	874,673	63,362,764	320,395	(71,606,936)	(7,049,104)
Balance, December 31, 2011	87,467,126	874,673	63,362,764	320,395	(72,062,469)	(7,504,637)
Current Period’s Activities	0	0	0	0	0	0
Net Loss for the interim period	$ 0	$ 0	$ 0	$ 0	$ (192,900)	$ (192,900)
Balance, March 31, 2012 at Mar. 31, 2012	87,474,288	874,673	63,362,764	320,395	(72,255,369)	(7,697,537)